Goodwill and Other Intangibles - Summary of Intangible Assets, Net of Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 11,916	$ 11,916
Accumulated Amortization	10,428	9,912
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Goodwill	$ 28,300	$ 28,300